/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 2000

MFS Multimarket Income Trust
Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
1/6/00       Shares of        31,000          5.625            7.04    Paine
             Beneficial                                                Webber
             Interest
1/7/00       Shares of        16,100          5.625            7.05    Paine
             Beneficial                                                Webber
             Interest
1/10/00      Shares of        50,000          5.6875           7.05    Paine
             Beneficial                                                Webber
             Interest
1/11/00      Shares of        50,000          5.625            7.03    Paine
             Beneficial                                                Webber
             Interest
1/13/00      Shares of        50,000          5.5625           7.01    Paine
             Beneficial                                                Webber
             Interest
1/14/00      Shares of        11,800          5.625            7.00    Paine
             Beneficial                                                Webber
             Interest
1/18/99      Shares of        100,000         5.6875           6.99    Paine
             Beneficial                                                Webber
             Interest
1/19/00      Shares of        29,200          5.6875           7.00    Paine
             Beneficial                                                Webber
             Interest
1/20/00      Shares of        35,500          5.6875           7.00    Paine
             Beneficial                                                Webber
             Interest
1/21/00      Shares of        3,900           5.6875           7.00    Paine
             Beneficial                                                Webber
             Interest
1/24/00      Shares of        9,000           5.6875           7.01    Paine
             Beneficial                                                Webber
             Interest
1/25/00      Shares of        50,000          5.6875           7.02    Paine
             Beneficial                                                Webber
             Interest
1/26/00      Shares of        46,400          5.6875           7.02    Paine
             Beneficial                                                Webber
             Interest
1/27/00      Shares of        15,700          5.6875           7.01    Paine
             Beneficial                                                Webber
             Interest
1/31/00      Shares of        21,900          5.75             6.99    Paine
             Beneficial                                                Webber
             Interest
1/31/00      Shares of        18,100          5.8125           6.99    Paine
             Beneficial                                                Webber
             Interest

Total Shares Repurchased:  538,600
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer